Provisions - Disclosure of movements in provisions (Details) - GBP (£) £ in Millions		12 Months Ended
	Nov. 01, 2024	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		£ 1,584
Provisions, ending balance		1,383
Tesco Personal Finance PLC
Reconciliation of changes in other provisions [abstract]
Exchange and other movement	£ 62
Provisions other than undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		1,080
Additions		702
Amounts utilised		(749)
Unused amounts reversed		(183)
Exchange and other movement		94
Provisions, ending balance		944
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		397
Additions		317
Amounts utilised		(405)
Unused amounts reversed		(95)
Exchange and other movement		(1)
Provisions, ending balance		213
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		295
Additions		121
Amounts utilised		(162)
Unused amounts reversed		(20)
Exchange and other movement		65
Provisions, ending balance		299
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		99
Additions		106
Amounts utilised		(132)
Unused amounts reversed		(15)
Exchange and other movement		1
Provisions, ending balance		59
Onerous leases
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		0
Additions		14
Amounts utilised		0
Unused amounts reversed		0
Exchange and other movement		0
Provisions, ending balance		14
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		289
Additions		144
Amounts utilised		(50)
Unused amounts reversed		(53)
Exchange and other movement		29
Provisions, ending balance		359
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning period		504
Net change in expected credit loss provision and other movements		(65)
Provisions, ending balance		£ 439